General and Administrative	12 Months Ended
Mar. 31, 2024
General and Administrative [Abstract]
General and administrative

18. General and administrative

	2024	2023	2022
	US$	US$	US$

Professional fees	913,829	772,572	584,055
Wages and benefits	1,129,475	707,625	530,912
Director fees	473,600	373,417	108,281
Travelling expenses	24,829	8,368	4,979
Depreciation of property and equipment	3,184	2,887	64,977
Depreciation of right of use assets	85,631	85,476	90,327
Meals and entertainment	82,019	117,577	1,784
Share-based compensation	753,685	1,045,315	1,468,800
Office expenses	11,550	40,410	77,095
Insurance costs	205,360	231,128	260,213
Consultancy fee	266,596	—	—
IT expenses	184,407	—	—
Other	120,554	151,317	47,541
Total	4,254,719	3,536,092	3,238,964